Income taxes - Schedule of reconciliation of income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Reconciliation Of Income Tax Expense Abstract
Loss from continuing operations before income taxes	$ (26,956,840)	$ (14,915,529)	$ (18,230,588)
Statutory federal and provincial tax rate	26.50%	26.50%	26.50%
Income tax recovery at the statutory tax rate	$ (7,143,560)	$ (3,952,615)	$ (4,831,106)
Non-deductible and other expenses	4,429,550	0	0
Permanent differences	0	(118,813)	2,557,822
Book to filing adjustments	176,680	0	(119,668)
Share issuance cost booked directly to equity	0	(126,188)	0
Impact of tax rate changes	0	(197,652)	(42,277)
Foreign exchange	0	2,250,728	(582,404)
Change in tax benefits not recognized	$ 2,537,330	$ 2,144,540	$ 3,017,633